Deferred Financing Costs (Schedules) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Costs [Abstract]
Cost	$ 23,410	$ 21,543
Accumulated amortization	4,373	1,483
Net book value	19,037	20,060
Deferred Financing Cost Amortization	3,436	5,665
Write-off of deferred financing costs	$ 1,240	$ 11,726